Employee Benefit Plans (Schedule Of Employer Contribution Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Pension expense	$ 67	$ 65	$ 56